Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of fair value hierarchy
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

(Amounts expressed in HK$)	December 31, 2025
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
	(Audited)	(Audited)	(Audited)	(Audited)
Assets
Stable coins	254,646,365	-	-	254,646,365
Digital assets	3,408,761,206	-	-	3,408,761,206
Digital assets - restricted	140,283,000	-	-	140,283,000
Total assets measured at fair value	3,803,690,571	-	-	3,803,690,571

Liabilities
Derivative liabilities	-	6,637,020	-	6,637,020
Total liabilities measured at fair value	-	6,637,020	-	6,637,020

	June 30, 2026
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Assets
Stable coins	55,793,319	-	-	55,793,319
Digital assets	1,446,011,653	-	-	1,446,011,653
Marketable securities	158,360,465			158,360,465
Total assets measured at fair value	1,660,165,437	-	-	1,660,165,437

(Amounts expressed in US$)	June 30, 2026
	Level 1	Level 2	Level 3	Balance at fair value
	US$	US$	US$	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Assets
Stable coins	7,114,680	-	-	7,114,680
Digital assets	184,393,223	-	-	184,393,223
Marketable securities	20,193,887			20,193,887
Total assets measured at fair value	211,701,790	-	-	211,701,790

Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Computer equipment	2,638,812	2,740,189	349,425
Furniture and fixture	598,917	637,217	81,257
Office equipment	96,992	96,992	12,368
Less: accumulated depreciation	(3,047,996)	(3,213,502)	(409,781)
Net book value	286,725	260,896	33,269

Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Software	227,080	227,080	28,957
Domain Name	62,086	62,860	8,016
Internally developed software	72,911,336	72,911,336	9,297,543
Less: accumulated amortization	(58,904,560)	(58,915,632)	(7,512,832)
Less: impairment loss	(14,242,561)	(14,242,561)	(1,816,190)
Intangible assets, net	53,381	43,083	5,494

Schedule of disaggregation information of revenues
The following table presents disaggregated information of revenues by business lines for the six months ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30,
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Initial set up, installation and customization services	2,032,523	36,969	4,714
Subscriptions	6,772,897	5,676,247	723,826
Hosting, support and maintenance services	2,845,614	1,365,914	174,179
Liquidity services	667,873	473,141	60,334
White label services	1,560,822	2,388,700	304,603
Quotes/news/package subscription services	1,189,672	2,058,562	262,506
Total revenue	15,069,401	11,999,533	1,530,162
Revenue disaggregated by timing of revenue recognition for six months ended June 30, 2025 and 2026 is disclosed in the table below:

	For the six months ended June 30,
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Point in time	2,700,396	510,110	65,048
Over time	12,369,005	11,489,423	1,465,114
Total revenue	15,069,401	11,999,533	1,530,162